Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted loss per share (in Dollars per share)	$ (0.45)	$ (0.71)	$ (1.23)	$ (2.20)	$ (2.98)	$ (5.68)
Weighted average number of common shares outstanding (in Shares)	21,030,188	13,710,111	19,669,411	11,563,150	12,652,470	4,812,153
Net revenue related party					$ 80,000	$ 0